INVESTMENTS - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investments In Argentine Pesos
Disclosure of detailed information about investment property [line items]
Accrued interest annual nominal rate	89.80%	59.20%
Short-term investments in foreign currency
Disclosure of detailed information about investment property [line items]
Accrued interest annual nominal rate	0.72%	0.14%